Derivatives - Notional contract amounts and fair values of derivatives designated as cash flow hedges by product held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 1,793	$ 3,215
Fair value of hedging liabilities	3,895	5,049
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	88,316	116,308
Fair value of hedging assets	769	1,990
Fair value of hedging liabilities	1,057	1,294
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	428	1,228
Fair value of hedging liabilities	853	968
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	22,741	25,663
Fair value of hedging assets	424	1,081
Fair value of hedging liabilities	759	939
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	1,365	1,987
Fair value of hedging liabilities	3,042	4,081
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	65,575	90,645
Fair value of hedging assets	345	909
Fair value of hedging liabilities	$ 298	$ 355